Pension and Other Postretirement Employee Benefit Plans (Details 1) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Defined benefit pension plans, U.S. [Member]
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax
Net gain/(loss)	$ (2,627)	$ (3,039)
Prior service credit/(cost)	321	364
Accumulated other comprehensive income/(loss), pretax, end of year	(2,306)	(2,675)
Defined benefit pension plans, Non-U.S. [Member]
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax
Net gain/(loss)	(566)	(666)
Prior service credit/(cost)	13	3
Accumulated other comprehensive income/(loss), pretax, end of year	(553)	(663)
OPEB Plans [Member]
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax
Net gain/(loss)	(119)	(171)
Prior service credit/(cost)	9	22
Accumulated other comprehensive income/(loss), pretax, end of year	$ (110)	$ (149)